Common and Preferred Stock Reserved for Future Issuances: (Details) - shares	Sep. 30, 2015	Dec. 31, 2014
Class of Stock [Line Items]
Common Stock Reserved	25,869,278	30,743,974
Preferred Stock Reserved		1,325,000
Common stock warrants outstanding [Member]
Class of Stock [Line Items]
Common Stock Reserved	1,375,432	286,772
Preferred Stock Reserved		0
Preferred stock warrants outstanding [Member]
Class of Stock [Line Items]
Common Stock Reserved		1,325,000
Preferred Stock Reserved		1,325,000
Common stock options outstanding [Member]
Class of Stock [Line Items]
Common Stock Reserved	7,737,952	7,769,202
Preferred Stock Reserved		0
Conversion of Series A Preferred Stock [Member]
Class of Stock [Line Items]
Common Stock Reserved	16,755,894	21,363,000
Preferred Stock Reserved		0